Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Compensation [Abstract]
Schedule of Share-Based Awards	Compensation expense recognized for share-based awards was as follow:
	For the Six Months Ended June 30,
	2022	2023
	US$’000	US$’000

Share options	761	138